17 COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company's principal facility is located in Princeton, New Jersey. The Company also leases office space in various locations with expiration dates between 2016 and 2020. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. All of the Company's leases are accounted for as operating leases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $232,022 and $125,883 for the nine months ended September 30, 2017 and 2016, respectively. The increase during the comparative periods is due to the addition of office space through the acquisition of Ameri Arizona, Virtuoso, Bigtech and Ameri California.

The Company has entered into an operating lease for its primary office facility in Princeton, New Jersey, which expires in July 2019. The future minimum rental payments under these lease agreements are as follows:

Year ending December 31,	Amount
2017	$68,360
2018	189,428
2019	123,083
2020	70,333
2021	7,371
Total	$458,575

Operating Leases

The Company's principal facility is located in Princeton, New Jersey. The Company also leases office space in various locations with expiration dates between 2016 and 2020. The lease agreements often include leasehold improvement incentives, escalating lease payments, renewal provisions and other provisions which require the Company to pay taxes, insurance, maintenance costs, or defined rent increases. All of the Company's leases are accounted for as operating leases. Rent expense is recorded over the lease terms on a straight-line basis. Rent expense was $220,280 and $47,475 for the twelve months ended December 31, 2016 and December 31, 2015, respectively.  The increase during these periods is due to new office space that was leased by the Company in Princeton, New Jersey on July 1, 2015 and the addition of office space through the acquisition of DCM, Virtuoso and Bigtech.

The Company has entered into an operating lease for its primary office facility in Princeton, New Jersey, which expires in July 2017. The future minimum rental payments under these lease agreements are as follows:

Year ending December 31,	Amount
2017	$251,512
2018	112,901
2019	79,478
2020	18,754
Total	$462,645